Cik
1366922

07050825

AMERICAN STOCK EXCHANGE®
Equities Options ETFs

RECD S.E.C.
APR 19 2007
1086

American Stock Exchange
86 Trinity Place
New York, NY 10006-1872

1-33269

CERTAMX

April 20, 2007

Mr. Brian Johnson
Branch Chief
Filer Support 2
Office of Filing Information
Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549

Dear Mr. Johnson:

This is to certify that on January 24, 2007 the American Stock Exchange LLC (the "Exchange") received from China Healthcare Acquisition Corp. (the "Registrant"), a copy of the Registrant's application on Form 8-A for the registration of the following securities:

Units
Common Stock, $0.0001 par value
Warrants

We further certify that the above described securities have been approved by the Exchange for listing and registration.

We understand that the Registrant is seeking immediate acceleration of the effective date of registration, and we hereby join in such request.

Sincerely,

Bryan Fischer

Bryan Fischer
Managing Director
Listing Qualifications Department

cc: Herbert Scholl

PROCESSED
APR 24 2007
THOMSON
FINANCIAL

END

MT